Significant accounting policies:	12 Months Ended
Dec. 31, 2022
Significant accounting policies:
Significant accounting policies:

3.    Significant accounting policies:

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements.

(a)   Basis of consolidation:

These consolidated financial statements include the accounts of BELLUS Health Inc. and its subsidiaries.

Subsidiaries are entities controlled by BELLUS Health Inc. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions have been eliminated on consolidation.

(b)   Cash, cash equivalents and short-term investments:

The Company considers all investments with maturities of three months or less at inception, that are highly liquid and readily convertible into cash, to be cash equivalents. Investments with maturities greater than three months and less than one year are presented as short-term investments in the consolidated statement of financial position.

(c)   Revenue recognition:

Revenue from contracts with customers is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. A company recognizes revenue when it transfers control of a product or service to a customer. The Company does not have any revenue from contracts with customers.

Revenue from other contracts may be derived from development and other services provided by the Company. Revenue from contracted services is recognized over time as the contracted services are performed.

Consideration received from other contracts may also include amounts received as licensing fees, costs reimbursements, sales-based royalty payments, upfront payments and regulatory and sales-based milestone payments for specific achievements. Revenue is recognized in income only when conditions and events under the contract have been met or occurred and it is probable that the Company will collect the consideration to which it is entitled.

(d)  Research and development:

Research and development costs consist of direct and indirect expenditures, including a reasonable allocation of overhead expenses, associated with the Company’s development programs. Overhead expenses comprise general and administrative support provided to the development programs and involve costs associated with support activities.

Research expenditures undertaken with the prospect of gaining new scientific or technical knowledge are expensed as incurred. Development expenditures are deferred when they meet the criteria for capitalization in accordance with IFRS, and the future benefits could be regarded as being reasonably certain. The criteria to be fulfilled in order to capitalize development costs are if such costs can be measured reliably, if the product or process is technically and commercially feasible, if future economic benefits are probable and if the Company intends to and has sufficient resources to complete the development and to use or sell the asset. As at December 31, 2022 and 2021, no development costs were deferred.

3.Significant accounting policies (continued):

(e)  In-process research and development asset:

The in-process research and development (“IPR&D”) asset is accounted for as an indefinite-lived intangible asset until the project is completed or abandoned, at which point it will be amortized or impaired, respectively. Subsequent research and development costs associated with the IPR&D asset are accounted for consistent with the research and development policy in note 3 (d).

The Company assesses at each reporting date whether there is an indication that the asset may be impaired. Irrespective of whether there is any indication of impairment, the IPR&D asset is tested for impairment annually by comparing its carrying amount with its recoverable amount.

The asset’s recoverable amount is the greater of its fair value less costs to sell (“FVLCS”) and its value in use. Management uses the Company’s share price at reporting date in its estimate of the FVLCS as it operates as one cash-generating unit. If the carrying amount of the asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount. Impairment losses are recognized in income. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, had no impairment loss been recognized for the asset in prior years.

(f)  Government assistance:

Government assistance, consisting of research tax credits, is recorded as a reduction of the related expense. Research tax credits are recognized when management determines that there is reasonable assurance that the tax credits will be received. Research tax credits claimed for the current and prior years are subject to government review and approval which could result in adjustments to amounts recognized by the Company. Adjustments from tax authorities, if any, would be recognized in the period of revision.

(g)  Foreign exchange:

Transactions in foreign currencies are translated to the functional currency of the Company at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities denominated in foreign currencies that are measured at historical cost are translated using the exchange rate at the date of the transaction. Income and expenses denominated in foreign currencies are translated at exchange rates in effect at the transaction date. Translation gains and losses are recognized in income.

3.Significant accounting policies (continued):

(h)   Income taxes:

Deferred tax is recognized for temporary differences between the financial reporting bases and the income tax bases of the Company’s assets and liabilities and is recorded using the substantively enacted tax rates anticipated to be in effect when the tax differences are expected to reverse. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

(i)   Provisions:

A provision is recognized if, as a result of a past event, the Company has a present, legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized as finance cost.

(j)   Leases:

The Company is a lessee for a number of leases. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease and non-lease component on the basis of their relative stand-alone prices. However, for its leases of property, the Company has elected not to separate non-lease components and accounts for the lease and non-lease components as a single lease component.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, and subsequently at cost less any accumulated depreciation and impairment losses, and adjusted for certain remeasurements of the lease liability. The right-of-use asset is depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the asset or the end of the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Generally, the Company uses its incremental borrowing rate as the discount rate.

3.Significant accounting policies (continued):

(j)   Leases (continued):

The lease liability is subsequently increased by the interest cost on the lease liability and decreased by lease payment made (measured at amortised cost using the effective interest method). It is remeasured if there is a change in future lease payments arising from a change in an index or rate, a change in the estimate of the amount expected to be payable under a residual value guarantee, or as appropriate, changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

(k)  Earnings per share:

Basic earnings per share are determined using the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed in a manner consistent with basic earnings per share, except that the weighted average number of shares outstanding is increased to include additional shares from the assumed exercise of dilutive stock options and broker warrants. The number of additional shares is calculated by assuming that outstanding stock options and broker warrants were exercised, and that the proceeds from such exercises were used to acquire common shares at the average market price during the reporting period.

(l)   Employee benefits:

(i)	Short-term employee benefits:

Short-term employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

(ii)	Share-based payment arrangements:

The Company follows the fair value-based method to account for stock options granted to employees, whereby compensation cost is measured at fair value at the date of grant and is expensed over the award’s vesting period with a corresponding increase to equity. The Company uses the Black Scholes model to calculate the fair value of the stock options at grant date. For the stock options with graded vesting, the fair value of each tranche is recognized over its respective vesting period. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service conditions at the vesting date.

When stock options are exercised, the Company issues new shares. The proceeds received, together with the related portion previously recorded in other equity, are credited to share capital.

3.Significant accounting policies (continued):

(l)   Employee benefits (continued):

(ii)	Share-based payment arrangements (continued):

The Company also grants Deferred Share Units (“DSU”) as compensation for directors and designated employees. Upon termination of service, DSU participants are entitled to receive for each DSU credited to their account the payment in cash on the date of settlement based on the value of a BELLUS Health common share. For DSUs, compensation cost is measured based on the market price of the Company’s common shares from the date of grant through to the settlement date. Any changes in the market value of the Company’s common shares through to the settlement date result in a change to the measure of compensation cost for those awards and are recorded in income in the same line item as stock-based compensation expense.

(m)  Financial instruments:

The Company measures its financial instruments as follows:

Financial assets and Financial liabilities

(i)	Recognition and initial measurement:

Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Company becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement:

Financial assets - Classification:

On initial recognition, a financial asset is classified as measured at amortized cost, fair value through other comprehensive income (“FVOCI”) – debt investment, FVOCI – equity investment or FVTPL.

Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.

A financial asset is measured at amortized cost if it meets both the following conditions and is not designated as at FVTPL: it is held within a business model whose objective is to hold assets to collect contractual cash flows; and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as FVTPL: it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest in the principal amount outstanding.

3.Significant accounting policies (continued):

(m)  Financial instruments (continued):

Financial assets and Financial liabilities (continued)

(ii)	Classification and subsequent measurement (continued):

Financial assets - Classification (continued):

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income (“OCI”). This election is made on an investment by investment basis.

All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Financial assets - Subsequent measurement and gains and losses:

Financial assets at amortized cost are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in income. Any gain or loss on derecognition is recognized in income.

Debt investments at FVOCI are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in income. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to income.

Equity investments at FVOCI are subsequently measured at fair value. Dividends are recognized as income in income unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to income.

Financial assets at FVTPL are subsequently measured at fair value. Net gains and losses are recognized in income.

Financial liabilities - Classification:

Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative or it is designated as such on initial recognition.

Financial liabilities - Subsequent measurement and gains and losses:

Financial liabilities at FVTPL are subsequently measured at fair value and net gains and losses, including any interest expense, are recognized in income. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in income. Any gain or loss on derecognition is also recognized in income.

3.Significant accounting policies (continued):

(m)  Financial instruments (continued):

Financial assets and Financial liabilities (continued)

(ii)Classification and subsequent measurement (continued):

Cash, cash equivalents and short-term investments, trade receivables, amounts receivable under license agreements and other receivables are measured at amortized cost.

Trade and other payables are measured at amortized cost.

Share capital

Common shares that are not redeemable or are redeemable only at the Company’s option are classified as equity. Incremental costs directly attributable to the issue of equity-classified shares are recognized as a deduction from the deficit, net of any tax effects.